Income tax and deferred taxes - Tax Rate within Main Countries the Company Operates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	27.00%	27.00%	27.00%
Rate on value added tax payable, percentage	12.00%
Spain
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	25.00%	25.00%
Belgium
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	25.00%	25.00%
Mexico
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	30.00%	30.00%
United States | Top of range
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	3.00%	3.51%
United States | Minimum
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	21.00%	21.00%
South Africa
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	27.00%	28.00%
South Korea
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	24.00%	25.00%
South Korea | Top of range
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	24.00%
South Korea | Minimum
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	9.00%
China | Top of range
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	12.00%	12.00%
China | Minimum
Income tax and deferred taxes [Line Items]
Applicable tax rate, percentage	25.00%	25.00%